Debt Due to Related Parties, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
As of September 30, 2023 and March 31, 2023, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	September 30, 2023	March 31, 2023
First Lien Credit Agreement	$22,401	$21,350
Second Lien Credit Agreement	76,900	73,291
Other borrowings	2,128	2,076
Unamortized debt premiums	712	2,597

Total debt due to related parties	$102,141	$99,314

As of March 31, 2023 and March 31, 2022, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	March 31, 2023	March 31, 2022
First Lien Credit Agreement	$21,350	$21,298
Second Lien Credit Agreement	73,291	73,120
Other borrowings	2,076	2,747
Unamortized debt premiums	2,597	8,752

Total debt due to related parties	$99,314	$105,917

Schedule of Maturities of Long-Term Debt
Maturities of principal on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2024	$—
2025	24,529
2026	—
2027	—
2028	76,900

Maturities of principal on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2023	$—
2024	94,641
2025	2,076
2026	—
2027	—